Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2018	2019	2020
Numerator:
Net income/(loss)	€(21,489)	€17,161	€(245,378)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	350,852	351,991	353,338
Diluted	350,852	356,738	353,338

Net income/(loss) per share:
Basic	€(0.06)	€0.05	€(0.69)
Diluted	€(0.06)	€0.05	€(0.69)